Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non- controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2022	¥ 1	¥ 152,240	¥ (88,277)	¥ 1,024	¥ (520)	¥ 64,468
Balance (in Shares) at Mar. 31, 2022 | shares	33,071
Net loss			(87,616)		(2,406)	(90,022)
Net loss from continuing operations						(83,583)
Issuance of ordinary shares		64,272				64,272
Issuance of ordinary shares (in Shares) | shares	21,200
Foreign currency translation difference				2,445	(431)	2,014
Balance at Mar. 31, 2023	¥ 1	216,512	(175,893)	3,469	(3,357)	40,732
Balance (in Shares) at Mar. 31, 2023 | shares	54,271
Net loss			(60,884)		(1,324)	(62,208)
Issuance of warrants		260,582				260,582
Issuance of shares to officers		8,465				8,465
Issuance of shares to officers (in Shares) | shares	18,800
Disposal of discontinued operation			27,949	(2,192)		25,757
Net loss from continuing operations						(33,586)
Issuance of ordinary shares	¥ 11	88,322				88,333
Issuance of ordinary shares (in Shares) | shares	1,495,385
Foreign currency translation difference				1,456	(510)	946
Balance at Mar. 31, 2024	¥ 12	573,881	(208,828)	2,733	(5,191)	362,607
Balance (in Shares) at Mar. 31, 2024 | shares	1,568,456
Net loss						(670,087)	$ (92,341)
Issuance of warrants	¥ 1	111,655				111,656
Issuance of warrants (in Shares) | shares	235,268
Disposal of discontinued operation			(1,596)			(1,596)
Net loss from continuing operations			(668,491)			(668,491)	(92,121)
Effect of rounding fractional shares into whole shares upon Reverse Stock Split
Effect of rounding fractional shares into whole shares upon Reverse Stock Split (in Shares) | shares	11,060
Issuance of ordinary shares	¥ 13	47,373				47,386
Issuance of ordinary shares (in Shares) | shares	1,789,231
Foreign currency translation difference				10,584		10,584
Balance at Mar. 31, 2025	¥ 26	¥ 732,909	¥ (878,915)	¥ 13,317	¥ (5,191)	¥ (137,854)	$ (18,998)
Balance (in Shares) at Mar. 31, 2025 | shares	3,604,015